Fair Value Measurements - Schedule of Estimated Fair Value Earnout Shares (Details)	Mar. 31, 2025	Dec. 31, 2024		Mar. 14, 2024
Stock Price [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Stock Price	4.61	7.97	[1]	10	[1]
Volatility	4.61	7.97	[1]	10	[1]
Risk free rate of return	4.61	7.97	[1]	10	[1]
Expected term (in years)	4.61	7.97	[1]	10	[1]
Volatility [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Stock Price	40	40		35
Volatility	40	40		35
Risk free rate of return	40	40		35
Expected term (in years)	40	40		35
Risk free rate of return [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Stock Price	3.9	4.3		4.24
Volatility	3.9	4.3		4.24
Risk free rate of return	3.9	4.3		4.24
Expected term (in years)	3.9	4.3		4.24
Expected term [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Stock Price	4	4.2		5
Volatility	4	4.2		5
Risk free rate of return	4	4.2		5
Expected term (in years)	4	4.2		5

[1]	At March 14, 2024, the $10.00 price represents the Business Combination price.